Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Accounts receivable	–	¥1,184,804	¥1,164,732
Accounts payable	–	3,041,505	3,970,794
Lease obligations	–	1,750,054	2,771,532
Revenues	2,898,040	3,129,622	3,440,263
Costs	16,706,036	24,268,440	31,991,750
Interest expenses	24,402	30,370	48,234